Share Capital and Treasury Shares (Details) - Schedule of Treasury Shares R in Thousands	12 Months Ended
Feb. 29, 2024 ZAR (R)
Schedule Of Treasury Shares Abstract
At March 1
Treasury shares purchased	23,816
At February	R 23,816